Share-Based Compensation Plans And Other Incentive Plans (Value Of Stock Option Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	22.10%	24.00%	28.80%
Risk-free interest rate	0.90%	0.80%	2.10%
Dividend yield	2.40%	2.20%	0.00%
Expected life	5 years 10 months 24 days	6 years 1 month 6 days	6 years